ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Error Corrections related to Statements of Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 66	$ 118	$ 62	$ 47	$ 107	$ 55	$ (9)	$ 109	$ 47	$ 227	$ 153	$ 306	$ 242	$ 125
Adjustments to reconcile net income to net cash from operating activities —
Depreciation and amortization	(57)			45			73	98	113	177	152	130	172	152
Deferred income taxes and investment tax credits, net	34			23			27	51	76	82	146	143	230	48
Net cash provided from operating activities	57			205			84	322	166	377	428	571	609	264
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital investments	(304)			(206)			(195)	(473)	(389)	(778)	(600)	(1,105)	(879)	(633)
Net cash used for investing activities	$ (327)			(226)			(216)	(523)	(423)	(873)	(649)	$ (1,204)	(949)	(690)
Net change in cash, cash equivalents, and restricted cash				0			0	0	0	708	0
JERSEY CENTRAL POWER & LIGHT COMPANY
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income				47									242	125
Adjustments to reconcile net income to net cash from operating activities —
Depreciation and amortization				45									172	152
Deferred income taxes and investment tax credits, net													230	48
Net cash provided from operating activities				205									609	264
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital investments													(879)	(633)
Net cash used for investing activities													(949)	(690)
Net change in cash, cash equivalents, and restricted cash													0	0
As Reported
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income		119	66	49	109	57	(8)	115	49	234	158		248	130
Adjustments to reconcile net income to net cash from operating activities —
Depreciation and amortization				43			71	94	108	171	144
Deferred income taxes and investment tax credits, net				23			27	53	77	85	148
Net cash provided from operating activities				205			83	326	164	381	427
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital investments				(206)			(194)	(477)	(387)	(782)	(599)
Net cash used for investing activities				(226)			(215)	(527)	(421)	(877)	(648)
Net change in cash, cash equivalents, and restricted cash				0			0	0	0	708	0
As Reported | JERSEY CENTRAL POWER & LIGHT COMPANY
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income				49									248	130
Adjustments to reconcile net income to net cash from operating activities —
Depreciation and amortization				43									161	145
Deferred income taxes and investment tax credits, net													233	50
Net cash provided from operating activities				205									607	264
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital investments													(877)	(633)
Net cash used for investing activities													(947)	(690)
Net change in cash, cash equivalents, and restricted cash													0	0
Adjustment
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income		$ (1)	$ (4)	(2)	$ (2)	$ (2)	(1)	(6)	(2)	(7)	(5)		(6)	(5)
Adjustments to reconcile net income to net cash from operating activities —
Depreciation and amortization				2			2	4	5	6	8
Deferred income taxes and investment tax credits, net				0			0	(2)	(1)	(3)	(2)
Net cash provided from operating activities				0			1	(4)	2	(4)	1
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital investments				0			(1)	4	(2)	4	(1)
Net cash used for investing activities				0			(1)	4	(2)	4	(1)
Net change in cash, cash equivalents, and restricted cash				0			$ 0	$ 0	$ 0	$ 0	$ 0
Adjustment | JERSEY CENTRAL POWER & LIGHT COMPANY
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income				(2)									(6)	(5)
Adjustments to reconcile net income to net cash from operating activities —
Depreciation and amortization				2									11	7
Deferred income taxes and investment tax credits, net													(3)	(2)
Net cash provided from operating activities				$ 0									2	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital investments													(2)	0
Net cash used for investing activities													(2)	0
Net change in cash, cash equivalents, and restricted cash													$ 0	$ 0